Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Schwab U.S. REIT ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab U.S. REIT ETF
Account Value	[1],[2]	$ 14,565.78	$ 12,804.8	$ 12,305.6	$ 14,019.11	$ 11,532.64	$ 12,137.64	$ 12,066.33	$ 9,984.63	$ 11,083.44	$ 9,659.31	$ 10,000
Schwab Fundamental U.S. Broad Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Broad Market ETF
Account Value	[1],[2]	$ 29,231.29	25,257.02	21,182.31	21,532.91	18,124.93	13,592.08	13,424.77	12,911.39	11,578.61	9,165.93	10,000
Schwab Fundamental U.S. Large Company ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Large Company ETF
Account Value	[1],[2]	$ 29,884.18	25,669.56	21,380.54	21,730.01	18,166.84	13,721.67	13,455.04	12,948.04	11,570.12	9,207.71	10,000
Schwab Fundamental U.S. Small Company ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Small Company ETF
Account Value	[1],[2]	$ 21,872.55	20,441.08	18,643.2	19,049.39	17,308.49	12,126.59	13,104.46	12,517.06	11,673.95	8,740.49	10,000
Schwab Fundamental International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Equity ETF
Account Value	[1],[2],[3]	$ 17,592.73	16,253.76	14,250.71	14,381.98	13,322.52	10,618.17	11,214.78	11,930.39	10,009.29	8,298.48	10,000
Schwab Fundamental International Small Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Small Equity ETF
Account Value	[1],[2],[3]	$ 16,575.33	15,418.47	14,245.96	15,304.03	15,024.01	11,648.93	12,400.88	13,942.75	11,384.21	9,235.79	10,000
Schwab Fundamental Emerging Markets Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental Emerging Markets Equity ETF
Account Value	[1],[2],[3]	$ 17,631.65	15,144.21	13,381.6	14,659.48	14,237.04	11,951.57	12,678.77	13,686.29	11,189.16	7,508.07	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]	S&P 500® Index
Account Value		$ 33,876.89	28,610.75	21,931.95	23,759.4	20,413.76	15,548.57	14,371.16	13,728.7	11,723.84	9,380.93	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[6]	Russell 3000® Index
Account Value		$ 32,075.51	27,290.55	21,220.93	23,084.52	20,557.27	15,190.78	14,209.95	13,526.93	11,638.69	9,215.61	10,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[7]	Russell 1000® Index
Account Value		$ 33,072.46	28,000.73	21,569.79	23,498.02	20,663.22	15,387.71	14,271.14	13,592.58	11,647.51	9,278.75	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[9]	MSCI EAFE® Index (Net)
Account Value	[9]	$ 16,723.12	15,374.73	13,438.14	13,874.3	13,492.7	11,018.42	11,081.5	11,794.08	9,818	8,481.77	10,000
MSCI Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9],[10]	MSCI Emerging Markets Index (Net)
Account Value	[9]	$ 14,095.17	12,805.27	11,776.9	13,901.7	15,565.1	11,440.94	11,660.48	12,939.94	9,914.88	7,658.77	10,000
Dow Jones Equity All REIT Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[11]	Dow Jones Equity All REIT Capped Index
Account Value		$ 14,875.97	13,064.17	12,547.76	14,283.25	11,743
REIT Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		REIT Spliced Index
Account Value		$ 14,670.67	12,883.88	12,374.6	14,086.14	11,580.94	12,192.35	12,112.67	10,019.14	11,118.15	9,668.45	10,000
RAFI Fundamental High Liquidity US All Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[12]	RAFI Fundamental High Liquidity US All Index
Account Value	[12]	$ 12,034.8	10,374.1
Russell RAFI™ US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell RAFI™ US Index
Account Value		$ 29,897.05	25,806.09	21,597.92	21,895.07	18,384.76	13,759.61	13,564.97	13,012.09	11,646.6	9,196.8	10,000
Fundamental US All Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental US All Spliced Index
Account Value		$ 29,942.24	25,806.09	21,597.92	21,895.07	18,384.76	13,759.61	13,564.97	13,012.09	11,646.6	9,196.8	10,000
RAFI Fundamental High Liquidity US Large Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[13]	RAFI Fundamental High Liquidity US Large Index
Account Value	[13]	$ 12,104.8	10,372.6
Russell RAFI™ US Large Company Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell RAFI™ US Large Company Index
Account Value		$ 30,592.87	26,234.37	21,806.12	22,101.01	18,432.66	13,892.77	13,594.47	13,050.82	11,639.56	9,238.8	10,000
Fundamental US Large Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental US Large Spliced Index
Account Value		$ 30,621.27	26,234.37	21,806.12	22,101.01	18,432.66	13,892.77	13,594.47	13,050.82	11,639.56	9,238.8	10,000
RAFI Fundamental High Liquidity US Small Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[14]	RAFI Fundamental High Liquidity US Small Index
Account Value	[14]	$ 11,146.9	10,394.4
Russell RAFI™ US Small Company Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell RAFI™ US Small Company Index
Account Value		$ 22,139.51	20,786.63	18,926.14	19,311.83	17,505.87	12,262.69	13,221.41	12,601.67	11,739.49	8,764.64	10,000
Fundamental US Small Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental US Small Spliced Index
Account Value		$ 22,289.6	20,786.63	18,926.14	19,311.83	17,505.87	12,262.69	13,221.41	12,601.67	11,739.49	8,764.64	10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 20,106.15	18,845.12	17,124.26	18,220.21	19,385.24	12,838.2	13,503.05	12,789.49	11,573.04	8,502.63	10,000
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9],[15]	RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Account Value	[9],[15]	$ 10,996	10,153.1
Russell RAFI Developed ex US Large Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9]	Russell RAFI™ Developed ex US Large Company Index (Net)
Account Value	[9]	$ 17,687.45	16,320.93	14,307.95	14,433.06	13,363.53	10,640.87	11,252.59	11,961.29	10,034.39	8,306.15	10,000
Fundamental Developed ex US Large Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Large Spliced Index
Account Value		$ 17,669.51	16,320.93	14,307.95	14,433.06	13,363.53	10,640.87	11,252.59	11,961.29	10,034.39	8,306.15	10,000
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9],[16]	RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Account Value	[9],[16]	$ 10,826.3	10,033.9
Russell RAFI Developed ex US Small Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9]	Russell RAFI™ Developed ex US Small Company Index (Net)
Account Value	[9]	$ 16,980.86	15,771.41	14,541.52	15,574.22	15,243.71	11,796.26	12,525.24	14,081.7	11,474.85	9,278.29	10,000
S&P Developed ex-U.S. Small Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9]	S&P Developed ex-U.S. Small Cap Index (Net)
Account Value	[9]	$ 15,604.64	14,814.92	14,165.44	15,610.73	16,005.59	11,973.03	12,265.82	13,668.5	10,890.72	9,242.09	10,000
Fundamental Developed ex US Small Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Small Spliced Index
Account Value		$ 17,004.04	15,771.41	14,541.52	15,574.22	15,243.71	11,796.26	12,525.24	14,081.7	11,474.85	9,278.29	10,000
RAFI Fundamental High Liquidity Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9],[17]	RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Account Value	[17]	$ 12,044.7	10,291.6
Russell RAFI Emerging Markets Large Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9]	Russell RAFI™ Emerging Markets Large Company Index (Net)
Account Value	[9]	$ 18,431.77	15,787.07	13,801.31	15,730.45	14,769.56	12,305.78	13,000.43	13,939.21	11,344.21	7,562.69	10,000
Fundamental Emerging Markets Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Emerging Markets Spliced Index
Account Value		$ 18,454.91	$ 15,787.07	$ 13,801.31	$ 15,730.45	$ 14,769.56	$ 12,305.78	$ 13,000.43	$ 13,939.21	$ 11,344.21	$ 7,562.69	$ 10,000

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[4]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Equity All REIT Capped Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
[5]	Due to new regulatory requirements, the fund’s regulatory index has changed to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[6]	Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 3000® Index. The Russell 3000® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[7]	Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[8]	Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[9]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[10]	Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[11]	The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
[12]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[13]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[14]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[15]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[16]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[17]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.